Transactions with Related Parties (Tables)	9 Months Ended
Mar. 31, 2014
SeaDor
Transactions with related parties
Schedule of transaction value allocated to the assets purchased
Cash	49,854,870
Purchase contract for one VLGC newbuilding contract (includes advance payment)	7,009,675
Purchase option contracts	2,529,126
59,393,671

Scorpio
Transactions with related parties
Schedule of transaction value allocated to the assets purchased
Cash	1,930,000
Purchase contract for thirteen VLGC newbuilding contracts (includes advance payments)	119,386,040
121,316,040